ORGANIZATION AND NATURE OF OPERATIONS (Details)	6 Months Ended
Jun. 30, 2015
Kuancheng Yingchuang Photovoltaic Energy Co., Ltd. ("Renesola Kuancheng") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Jan. 04, 2015
Place of incorporation	People's Republic of China ("PRC")
Percentage of ownership	100.00%
Yangcheng Bosheng Photovoltaic Energy Co., Ltd. ("ReneSola Yangcheng") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Jan. 08, 2015
Place of incorporation	PRC
Percentage of ownership	100.00%
Anhui Lvying Photovoltaic Energy Co., Ltd.("ReneSola Anhui") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Jan. 14, 2015
Place of incorporation	PRC
Percentage of ownership	100.00%
Zhejiang Kelang Investment Co., Ltd. ("ReneSola Kelang") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Feb. 02, 2015
Place of incorporation	PRC
Percentage of ownership	100.00%
Poyang Kangsheng Photovoltaic Energy Co., Ltd. ("ReneSola Poyang") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Apr. 01, 2015
Place of incorporation	PRC
Percentage of ownership	100.00%
Heilongjiang Jiusan Nongken Shengchuang Photovoltaic Energy Co., Ltd. ("ReneSola Jiusan") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Apr. 01, 2015
Place of incorporation	PRC
Percentage of ownership	100.00%
Carlam Hill Farm Solar Park North Limited ("Solar Park North") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Apr. 01, 2015
Place of incorporation	United Kingdom ("UK")
Percentage of ownership	100.00%
Carlam Hill Farm Solar Park South Limited ("Solar Park South") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Apr. 02, 2015
Place of incorporation	UK
Percentage of ownership	100.00%
Bransholme Solar C.I.C ("Bransholme") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Jun. 18, 2015
Place of incorporation	UK
Percentage of ownership	100.00%
Carlam Hill Education C.I.C ("Carlam Hill Education") [Member]
Schedule of Newly Established Subsidiaries [Line Items]
Date of incorporation	Jun. 18, 2015
Place of incorporation	UK
Percentage of ownership	100.00%